Supplementary cash flows information (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Changes in non-cash working capital items
Decrease (increase) in amounts receivable	$ (6,784)	$ 1,576
Decrease (Increase) in inventory	2,572	674
Increase in other current assets	(379)	(195)
Decrease in accounts payable and accrued liabilities	(2,730)	(2,955)
Non-cash working capital items	(7,321)	(900)
Additional information [abstract]
Additions of Mining interest, property, plant and equipment included in Accounts payable and accrued liabilities	24,982	$ 15,975
Paid borrowing costs	$ (1,036)